Shareholders’ Equity	6 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 15 – Shareholders’ equity

Shares Reverse Split

On September 29, 2024, the Company held an annual meeting of shareholders, pursuant to which the shareholders of the Company approved the proposal to effect a reverse share split at a ratio of up to one-for-two hundred fifty (“Reverse Split”), and immediately after the approval of the Reverse Split, the subdivision of the Company’s authorized share capital to US$32,000,000, divided into: (i) 280,000,000,000 Class A Ordinary Shares of US$0.0001 par value each; and (ii) 40,000,000,000 Class B Ordinary Shares of US$0.0001 par value each. Effective November 15, 2024, the Company effected a 100-for-1 reverse share split of its Class A and Class B ordinary shares. Upon execution of the 100-for-1 reverse share split, the Company recognized additional 181,446 Class A ordinary shares due to round up adjustment. All share amounts have been retroactively restated to reflect the alteration of the authorized issued share capital of the Company.

Issuance of Class A Ordinary Shares

On November 8, 2023, the Company entered into a certain securities purchase agreement with Vast Ocean Inc., the largest shareholder of the Company, pursuant to which the Company agreed to sell 11,200 Class A ordinary shares, par value $0.0001 per share, at a per share purchase price of $25.00 (the “Offering”). This Offering was unanimously approved by the audit committee of the board of directors of the Company consisting only of independent directors. The gross proceeds to the Company from this Offering are $280,000, before deducting any fees or expenses. The Company used the net proceeds from this Offering for working capital and general corporate purposes. The Offering closed on November 9, 2023.

On November 20, 2023, the Company entered into certain securities purchase agreement (the “SPA 6”) with Vast Ocean Inc. (the “Purchaser”), the largest shareholder of the Company, as such term is defined in Section 4(a)(2) of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 20,000 Class A ordinary shares, (the “Shares”) par value $0.0001 per share (the “Class A Ordinary Shares”), at a per share purchase price of $25.00 (the “Offering”). The gross proceeds to the Company from this offering was $500,000, before deducting any fees or expenses. The Company used the net proceeds from this Offering for working capital and general corporate purposes. The Offering closed on November 21, 2023.

On December 28, 2023, the Company entered into certain securities purchase agreement (the “SPA7”) with a certain sophisticated investor (the “Purchaser”) as such term is defined in Rule 506(b) of Regulation D of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company agreed to sell 15,000 ordinary shares (the “Shares”) par value $0.0001 per share, at a per share purchase price of $40.00 (the “Offering”). The gross proceeds to the Company from this Offering were approximately $600,000. The Offering closed on January 26, 2024, upon satisfaction of all closing conditions.

On August 22, 2024, the Company entered into certain securities purchase agreement (the “SPA8”) with a certain sophisticated investor as such term is defined in Rule 506(b) of Regulation D of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 23,500 Class A ordinary shares, par value $0.0001 per share, at a per share purchase price of $40.00. The gross proceeds to the Company from this Offering will be $940,000. The Offering closed on September 12, 2024, upon satisfaction of all closing conditions.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted Class A ordinary shares to the members of the board of directors (the “Board”), senior management and consultants.

In February 2023, the Company granted an aggregate of 50,000 restricted Class A ordinary shares, which were issued with a fair value of $81,800 to Mr. Louis Luo, the Company’s CEO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from February 14, 2023, to February 13, 2024.

In April 2023, the Company granted an aggregate of 3,000 restricted Class A ordinary shares, which were issued with a fair value of $5,490 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2023, to March 31, 2024.

In August 2023, the Company granted an aggregate of 50 restricted Class A ordinary shares, which will be issued with a fair value of $6,400 to Ms. Wei Zhang, the Company’s chairwoman, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2023, to August 8, 2024.

In February 2024, the Company granted an aggregate of 500 restricted Class A ordinary shares, which will be issued with a fair value of $14,000 to Mr. Louis Luo, the Company’s CEO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from February 14, 2024, to February 13, 2025.

In April 2024, the Company granted an aggregate of 30 restricted Class A ordinary shares, which will be issued with a fair value of $660 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2024, to March 31, 2025.

In August 2024, the Company granted an aggregate of 50 restricted Class A ordinary shares, which will be issued with a fair value of $2,900 to Ms. Wei Zhang, the Company’s chairwoman, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2024, to August 8, 2025.

For the six months ended December 31, 2024, and 2023, the Company recognized approximately $9,000 and $48,000 compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2023	340	$169.00	$-
Forfeited	-	$-	-
Granted	580	$36.00	-
Vested	(580)	$118.00	-
Unvested as of June 30, 2024	340	$29.00	$-
Forfeited	-	$-	-
Granted	50	$58.00	-
Vested	(290)	$31.28	-
Unvested as of December 31, 2024	100	$36.37	$-

Class A Ordinary Shares Issued for Compensation

In October 2024, the Board granted an aggregate of 83,120 Class A ordinary shares, which were issued with a fair value of $1,662,400, determined using the closing price of $20.00 on October 21, 2024, to three managements and employees under the 2024 Equity Inventive Plan. These shares vested immediately upon grant.

For the six months ended December 31, 2024, and 2023, the Company recorded approximately $1.7 million, and $0 stock compensation expense related to Class A ordinary shares grants, respectively.

Class A Ordinary Shares Issued for Services

In December 2022, the Board granted an aggregate of 15,000 Class A ordinary shares with a fair value of $1,065,000, determined using the closing price of $71.00 on December 19, 2022, to four service providers. The value of these shares is being amortized over the service from December 19, 2022, to December 18, 2023.

In March 2023, the Board granted an aggregate of 18,000 Class A ordinary shares with a fair value of $3,312,000, determined using the closing price of $184.00 on March 27, 2023, to four service providers. The value of these shares has certain vesting conditions to be performed by the service providers. The value of these shares is being amortized over the service from October 2023 to March 2024.

For the six months ended December 31, 2024, and 2023, the Company amortized approximately $0 and $2.1 million stock compensation expense related to services, respectively.

Class A Ordinary Shares Issued for Acquisitions

In May 2023, the Company entered into a certain concert cooperation agreement (“Agreement”) by and among Rich America Inc., an Ohio corporation, (“Rich America”), Color Star DMCC and the Company. Pursuant to the Agreement, Rich America agreed to have certain music artists represented by Rich America perform at nine concert events organized by Color Star to be held between May 2023 and March 2024 (the “Concerts’) for an aggregate consideration of US$8,000,000, to be paid in 64,000 restricted Class A Ordinary Shares, par value $0.0001 per share, of the Company (the “Shares”). The shares were valued at $125.00 per Class A ordinary shares and issued in July 2024.

In December 2023, the Company issued 240,000 of restricted Class A ordinary shares to a vendor in exchange for the Artist’s right, title and interests in and to 24 pieces of music works created by the vendor. The shares were valued at $30.00 per Class A ordinary shares with total consideration of $7,200,000.

Warrants

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2023	32,250	$1,675.00	3.30
Granted	-	$-	-
Forfeited	(5,000)	$5,360.00	-
Exercised	(1,070)	$25.00	-
June 30, 2024	26,180	$876.00	2.89
Granted	28,532	$160.00	5.00
Forfeited	(400)	$4,000.00	-
Exercised	(8,472)	$100.11	-
December 31, 2024	45,840	$385.06	3.81

Conversion of convertible notes payable into Class A Ordinary Shares

During the six months ended December 31, 2024, convertible note payable of $7,545,668 were converted into the Company’s Class A ordinary shares of 3,248,597 at an average conversion price of $2.32 per share. See Note 13 – convertible notes payable for details.